Prospectus Supplement dated Feb. 27, 2012*
Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity	140463 C (4/11)	140464 C (4/11)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectuses. Please read it carefully and keep it with your variable annuity contract product prospectuses.

For contract applications signed on or after Feb. 27, 2012, the following changes apply:

I.  For RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity contracts issued in all states, except New York, the current annual fee for the SecureSource Stages 2 – Single life rider will increase from 1.10% to 1.50% and the current annual fee for the SecureSource Stages 2 – Joint life rider will increase from 1.35% to 1.75%. The following changes are made to the prospectus:

Under “Expense Summary – Optional Living Benefits” section of the prospectus, the following replaces fees for the SecureSource Stages 2 rider:

SecureSource Stages 2 –	Single life rider fee	Maximum: 1.75%	Current: 1.50%(1)
SecureSource Stages 2 –	Joint life rider fee	Maximum: 2.25%	Current: 1.75%(1)

(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

(1) For contract applications signed prior to Nov. 14, 2011, SecureSource Stages 2 – Single life rider current fee is 0.95% and SecureSource Stages 2 – Joint life rider current fee is 1.15% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012, SecureSource Stages 2 – Single life rider current fee is 1.10% and SecureSource Stages 2 – Joint life rider current fee is 1.35%.

Under “Charges – Optional Living Benefit Charges – SecureSource Stages 2 Rider Charge” section of the prospectus, the following replaces the first sentence in the first paragraph:

We deduct an annual charge for this optional feature only if you select it as follows:

•	SecureSource Stages 2 – Single Life rider, 1.50%(1)
•	SecureSource Stages 2 – Joint Life rider, 1.75%(1)

(1) For contract applications signed prior to Nov. 14, 2011, SecureSource Stages 2 – Single life rider current fee is 0.95% and SecureSource Stages 2 – Joint life rider current fee is 1.15% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012, SecureSource Stages 2 – Single life rider current fee is 1.10% and SecureSource Stages 2 – Joint life rider current fee is 1.35%.

II.  For RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity contracts issued in New York, the current annual fee for the SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider will increase from 1.15% to 1.50% and the following changes are made to the prospectus:

Under “Expense Summary – Optional Living Benefits” section of the prospectus, the following replaces fees for the SecureSource Stages NY rider:

SecureSource Stages NY –	Single life rider fee	Maximum: 1.75%	Current: 1.50%(1)
SecureSource Stages NY –	Joint life rider fee	Maximum: 1.75%	Current: 1.50%(1)

(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.15%.

Under “Charges – Optional Living Benefit Charges – SecureSource Stages NY Rider Charge” section of the prospectus, the following replaces the first sentence in the first paragraph:

We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.50%(1) for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider.

(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages NY – Single life rider and SecureSource Stages NY – Joint life rider is 1.15%.

III.  Commencing with contract applications signed on or after Feb. 27, 2012, Accumulation Protector Benefit rider is no longer available for sale.

* Valid until next prospectus update.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

140463-9 A (2/12)